Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2020

AGED-QTLY-0320
1.938156.107

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.	708	$50,941
Belgium - 0.7%
KBC Groep NV	2,158	158,582
Bermuda - 0.8%
Dairy Farm International Holdings Ltd.	3,579	18,386
Hiscox Ltd.	3,289	57,025
IHS Markit Ltd.	1,354	106,776

TOTAL BERMUDA		182,187

Brazil - 0.6%
Equatorial Energia SA	13,500	75,151
Ultrapar Participacoes SA	10,300	60,752

TOTAL BRAZIL		135,903

Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,832	194,914
Constellation Software, Inc.	290	304,824
Fairfax Financial Holdings Ltd. (sub. vtg.)	95	42,509
Imperial Oil Ltd.	3,708	87,923
Suncor Energy, Inc.	6,050	184,920
Waste Connection, Inc. (Canada)	361	34,793

TOTAL CANADA		849,883

Cayman Islands - 0.9%
Best Pacific International Holdings Ltd.	42,184	11,480
SITC International Holdings Co. Ltd.	155,006	182,588
Value Partners Group Ltd.	16,375	8,807

TOTAL CAYMAN ISLANDS		202,875

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	600	88,123
France - 2.5%
Capgemini SA	551	68,656
Elior SA (a)	4,134	58,090
Sanofi SA	1,921	185,258
SR Teleperformance SA	494	124,257
VINCI SA	1,220	135,575

TOTAL FRANCE		571,836

Germany - 2.2%
Delivery Hero AG (a)(b)	300	23,164
Deutsche Post AG	1,911	66,920
Hannover Reuck SE	550	107,051
Linde PLC	531	108,388
SAP SE	724	94,287
Siemens AG	800	98,671

TOTAL GERMANY		498,481

Hong Kong - 1.1%
AIA Group Ltd.	17,894	177,311
Techtronic Industries Co. Ltd.	10,330	82,424

TOTAL HONG KONG		259,735

India - 1.2%
HDFC Asset Management Co. Ltd. (a)	1,000	44,205
HDFC Bank Ltd. sponsored ADR	980	56,134
Reliance Industries Ltd.	6,600	129,822
Tech Mahindra Ltd.	3,000	33,374

TOTAL INDIA		263,535

Ireland - 1.5%
Accenture PLC Class A	1,253	257,128
Ingersoll-Rand PLC	686	91,396

TOTAL IRELAND		348,524

Italy - 0.3%
Recordati SpA	1,400	59,980
Japan - 7.0%
Arata Corp.	870	35,985
Astellas Pharma, Inc.	3,200	56,544
Aucnet, Inc.	1,961	21,458
Daiichikosho Co. Ltd.	2,117	102,838
Daiwa Industries Ltd.	4,700	49,530
Hoya Corp.	3,968	379,759
Inaba Denki Sangyo Co. Ltd.	4,152	103,884
Japan Meat Co. Ltd.	7,760	160,165
Koshidaka Holdings Co. Ltd.	5,100	71,986
Minebea Mitsumi, Inc.	5,803	112,729
Mitani Shoji Co. Ltd.	699	38,960
Nippon Telegraph & Telephone Corp.	4,652	118,612
Ryohin Keikaku Co. Ltd.	430	7,189
Sony Corp.	2,266	158,454
Tsuruha Holdings, Inc.	1,435	175,647

TOTAL JAPAN		1,593,740

Kenya - 0.6%
Safaricom Ltd.	410,100	124,502
Liberia - 0.5%
Royal Caribbean Cruises Ltd.	1,039	121,646
Luxembourg - 1.3%
B&M European Value Retail SA	60,876	292,367
Multi-National - 0.7%
HKT Trust/HKT Ltd. unit	109,037	162,763
Netherlands - 2.1%
NXP Semiconductors NV	1,722	218,453
Unilever NV	4,300	250,915

TOTAL NETHERLANDS		469,368

Nigeria - 0.1%
Guaranty Trust Bank PLC	186,272	15,373
Norway - 0.4%
Equinor ASA	4,460	81,049
Sweden - 0.5%
Ericsson (B Shares)	7,500	58,968
Indutrade AB	1,764	63,693

TOTAL SWEDEN		122,661

Switzerland - 4.2%
Banque Cantonale Vaudoise	124	103,891
Barry Callebaut AG	17	37,699
Chubb Ltd.	1,209	183,756
Nestle SA (Reg. S)	2,419	266,798
Roche Holding AG (participation certificate)	1,094	367,003

TOTAL SWITZERLAND		959,147

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	359,013
United Kingdom - 6.9%
AstraZeneca PLC:
(United Kingdom)	1,747	170,905
sponsored ADR	5,665	275,886
BP PLC	24,493	147,451
Compass Group PLC	1,600	39,556
Cranswick PLC	604	28,490
Diageo PLC	3,270	129,306
Hilton Food Group PLC	16,107	224,604
John David Group PLC	2,300	24,959
London Stock Exchange Group PLC	600	62,004
Reckitt Benckiser Group PLC	1,482	122,670
RELX PLC (London Stock Exchange)	5,549	147,502
St. James's Place Capital PLC	3,531	53,341
Victrex PLC	2,574	75,321
WH Smith PLC	1,900	60,014

TOTAL UNITED KINGDOM		1,562,009

United States of America - 51.8%
AbbVie, Inc.	2,000	162,040
Altria Group, Inc.	3,146	149,529
Ameren Corp.	2,084	170,992
American Tower Corp.	1,829	423,852
AMETEK, Inc.	3,024	293,782
Amgen, Inc.	1,513	326,884
Apple, Inc.	3,146	973,719
Bank of America Corp.	9,752	320,158
BB&T Corp.	4,335	223,556
Becton, Dickinson & Co.	1,029	283,160
Berkshire Hathaway, Inc. Class B (b)	1,549	347,642
Bristol-Myers Squibb Co.	3,606	226,998
Capital One Financial Corp.	2,909	290,318
Charter Communications, Inc. Class A (b)	255	131,952
Chevron Corp.	2,236	239,565
Cigna Corp.	370	71,181
Citigroup, Inc.	1,444	107,448
Comcast Corp. Class A	2,693	116,311
ConocoPhillips Co.	3,057	181,678
Corteva, Inc.	689	19,926
Danaher Corp.	668	107,461
Dow, Inc.	958	44,135
DuPont de Nemours, Inc.	748	38,283
Eli Lilly & Co.	1,080	150,811
Equifax, Inc.	476	71,352
Fortive Corp.	1,187	88,942
General Dynamics Corp.	408	71,580
General Electric Co.	13,302	165,610
International Flavors & Fragrances, Inc.	400	52,444
Interpublic Group of Companies, Inc.	5,162	117,177
Johnson & Johnson	1,636	243,551
JPMorgan Chase & Co.	3,168	419,316
Kroger Co.	3,450	92,667
Lowe's Companies, Inc.	2,393	278,162
M&T Bank Corp.	749	126,221
Marsh & McLennan Companies, Inc.	712	79,644
McCormick & Co., Inc. (non-vtg.)	187	30,550
McDonald's Corp.	411	87,942
MetLife, Inc.	3,257	161,905
Microsoft Corp.	5,580	949,883
MSCI, Inc.	478	136,612
NextEra Energy, Inc.	420	112,644
Northrop Grumman Corp.	301	112,746
NRG Energy, Inc.	2,292	84,552
PepsiCo, Inc.	1,815	257,766
Philip Morris International, Inc.	961	79,475
Phillips 66 Co.	843	77,025
PVH Corp.	492	42,888
Qualcomm, Inc.	1,182	100,836
S&P Global, Inc.	464	136,291
T-Mobile U.S., Inc. (b)	2,163	171,288
Tapestry, Inc.	1,330	34,274
The J.M. Smucker Co.	1,074	111,277
The Travelers Companies, Inc.	1,253	164,920
The Walt Disney Co.	1,492	206,359
United Technologies Corp.	1,064	159,813
UnitedHealth Group, Inc.	873	237,849
Valero Energy Corp.	935	78,830
Verizon Communications, Inc.	3,311	196,806
Visa, Inc. Class A	1,209	240,555
Vistra Energy Corp.	2,009	45,243
Walmart, Inc.	1,087	124,451
WEC Energy Group, Inc.	735	73,419
Wells Fargo & Co.	6,984	327,829

TOTAL UNITED STATES OF AMERICA		11,752,075

TOTAL COMMON STOCKS
(Cost $15,483,955)		21,286,298

Money Market Funds - 5.7%
Fidelity Cash Central Fund 1.58% (c)
(Cost $1,288,530)	1,288,273	1,288,530
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $16,772,485)		22,574,828
NET OTHER ASSETS (LIABILITIES) - 0.4%		94,628
NET ASSETS - 100%		$22,669,456

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,459 or 0.6% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,587
Total	$3,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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